INVENTORIES, NET (Tables)	6 Months Ended
Jun. 30, 2026
Inventory Disclosure [Abstract]
Schedule of inventories, net
	June 30, 2026	December 31, 2025
	$	$
Raw materials, parts and supplies	1,923	1,231
Finished products	1,615	978

	3,538	2,209